Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000237259 [Member]
Shareholder Report [Line Items]
Fund Name	EA Bridgeway Blue Chip ETF
Class Name	EA Bridgeway Blue Chip ETF
Trading Symbol	BBLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EA Bridgeway Blue Chip ETF (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://bridgewayetfs.com/bblu/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 9.40% for the Period versus 8.44% for the S&P 500 Index. During the Period, markets responded positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy.

The Fund’s focus on mega-cap stocks contributed positively to returns, as the largest stocks in the benchmark generally outperformed its smaller constituents. The Fund’s roughly equal weight portfolio design also helped by creating overweightings in some of the smaller stocks in the mega-cap category that performed well during the Period.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	10 Year
EA Bridgeway Blue Chip ETF - NAV	27.47%	15.02%	13.54%
S&P 500 Index	25.02%	14.53%	13.10%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bridgewayetfs.com/bblu for more recent performance information.

Net Assets	$ 225,963,238
Holdings Count | holding	38
Advisory Fees Paid, Amount	$ 156,838
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	24.8%
Financials	17.9%
Communication Services	13.6%
Health Care	12.8%
Consumer Discretionary	11.1%
Consumer Staples	9.7%
Energy	4.9%
Industrials	4.8%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
JPMorgan Chase & Co.	4.0%
Meta Platforms, Inc. - Class A	4.0%
Broadcom, Inc.	4.0%
NVIDIA Corp.	3.9%
Tesla, Inc.	3.9%
Apple, Inc.	3.8%
Visa, Inc. - Class A	3.6%
Microsoft Corp.	3.4%
Eli Lilly & Co.	3.1%
Wells Fargo & Co.	2.9%

C000238839 [Member]
Shareholder Report [Line Items]
Fund Name	EA Bridgeway Omni Small-Cap Value ETF
Class Name	EA Bridgeway Omni Small-Cap Value ETF
Trading Symbol	BSVO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EA Bridgeway Omni Small-Cap Value ETF (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://bridgewayetfs.com/bsvo/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 7.71% (NAV) for the Period versus 9.02% for the Russell 3000 Index and 8.98% for the Russell 2000 Value Index. During the Period, markets responded positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy. Markets were led by stocks with smaller market capitalization.
The Fund’s tilt toward deeper value stocks across multiple valuation metrics contributed negatively to returns relative to the Russell 2000 Value Index during the Period. The Fund’s tilt toward smaller stocks contributed positively to returns relative to the Russell 2000 Value Index.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	10 Year
EA Bridgeway Omni Small-Cap Value ETF - NAV	4.75%	10.89%	8.00%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%
The Russell 3000 Index is provided as a broad measure of market performance. The Russell 2000 Value Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund converted from a mutual fund to an ETF on March 10, 2023. The Fund has adopted the mutual fund’s prior performance for the periods before the conversion. Visit https://bridgewayetfs.com/bsvo/ for more recent performance information.

Net Assets	$ 1,494,673,141
Holdings Count | holding	604
Advisory Fees Paid, Amount	$ 3,304,035
Investment Company, Portfolio Turnover	3.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	33.1%
Industrials	14.7%
Energy	12.8%
Consumer Discretionary	12.5%
Communication Services	6.0%
Materials	5.3%
Information Technology	4.9%
Consumer Staples	4.6%
Health Care	4.0%
Real Estate	1.7%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Telephone and Data Systems, Inc.	1.0%
Crescent Energy Co. - Class A	1.0%
Gulfport Energy Corp.	0.9%
SkyWest, Inc.	0.9%
TTM Technologies, Inc.	0.9%
Bread Financial Holdings, Inc.	0.8%
SiriusPoint Ltd.	0.8%
Phinia, Inc.	0.8%
Tegna, Inc.	0.8%
Patrick Industries, Inc.	0.7%